22 Income tax (''IR'') and social contribution (''CSL'') (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Ir And Social Contribution
Income (loss) before IR and CSL		R$ (4,603,068)	R$ 3,604,736	R$ 5,264,577
IR and CSL at the rate of 34%		1,565,043	(1,225,610)	(1,789,956)
Permanent adjustments to the IR and CSL calculation basis
IR and CSL on equity in results of investees		3,469	(302)	2,201
Thin capitalization		(221,337)
Deferred tax losses and negative base				39,092
Tax benefits (Sudene and PAT)				87,186
Difference of rate applicable to each country	[1]	293,647	468,129	250,130
Fine in leniency agreement		(25,390)		(117,140)
Other permanent adjustments		347,238	21,232	170,805
Effect of IR and CSL on results of operations		(1,962,670)	736,551	1,357,682
Current IR and CSL expense
Current year		(251,641)	(512,951)	(869,493)
Changes in estimates related to prior years		22,696	3,177
Total current IR and CSL expense		(228,945)	(509,774)	(869,493)
Deferred IR and CSL expense
Origination and reversal of temporary differences		2,062,501	(369,546)	(488,189)
Tax losses (IR) and negative base (CSL)		129,114	142,769
Total deferred IR and CSL		2,191,615	(226,777)	(488,189)
Total		R$ 1,962,670	R$ (736,551)	R$ (1,357,682)
Effective rate		42.60%	20.40%	25.80%

[1]	Includes the impact from the difference between IR/CSL tax rate in Brazil (34%) used for the preparation of this note and the tax rates in countries where the subsidiaries abroad are located, as follows.